Average Annual Total Returns		12 Months Ended	43 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	10.19%	[2]
Performance Inception Date	[1]		May 25, 2021
Russell 1000 Growth Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.36%	14.33%	[2]
Performance Inception Date	[1]		May 25, 2021
-
Prospectus [Line Items]
Average Annual Return, Percent		33.93%	13.07%	[2]
Performance Inception Date			May 25, 2021
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.90%	13.02%	[2]
Performance Inception Date			May 25, 2021
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	10.29%	[2]
Performance Inception Date			May 25, 2021

[1]	The table above compares the fund’s returns to the performance of two indexes: (i) the Russell 3000 Index, a broad measure of market performance, and (ii) the Russell 1000 Growth Index, an additional index that the Investment Manager believes more closely reflects the fund’s principal investment objective and strategies.
[2]	Since inception May 25, 2021.